CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)	$ 7,538	$ 4,598	$ (2,902)
Actuarial gains (losses) on defined benefit pension plans	(110)	172	(503)
Income tax effect on income and expenses recognised in OCI	22	(38)	129
Items that will not be reclassified to the Consolidated statement of income	(88)	134	(374)
Currency translation adjustments	(1,652)	1,710	17
Net gains/(losses) from available for sale financial assets	64	(64)	0
Share of OCI from equity accounted investments	(5)	(40)	0
Items that may be subsequently reclassified to the Consolidated statement of income	(1,592)	1,606	17
Other comprehensive income/(loss)	(1,680)	1,741	(357)
Total comprehensive income/(loss)	5,858	6,339	(3,259)
Attributable to the equity holders of the company	5,855	6,330	(3,279)
Attributable to non-controlling interests	$ 3	$ 8	$ 20